Subsequent Events (Details Narrative) - USD ($)	Nov. 25, 2022	Nov. 09, 2022	Oct. 02, 2022	Sep. 06, 2022	Jul. 31, 2022	Jul. 31, 2021
Subsequent Event [Line Items]
Common stock par value					$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split		1-for-22
Subsequent Event [Member] | Secured Convertible Promissory Note [Member] | Grand Pharmaceutical Group Limited [Member]
Subsequent Event [Line Items]
Principal amount	$ 2,000,000
Interest rate	bears interest at a rate of 5% per annum until November 25, 2023 and 10% per annum thereafter (the “Interest Rate”)
Debt maturity date	Nov. 25, 2024
Percentage of interest rate	1000.00%
Common stock par value	$ 0.0001
Debt description	(i) any portion of the unpaid principal and accrued interest of the Note then outstanding by (ii) the greater of (a) the last closing bid price of a share of Common Stock as reported on the Nasdaq Capital Market (“Nasdaq”) on the date the Company and GDDL agree to such conversion and (b) the average closing bid price of a share of Common Stock as reported on Nasdaq for the thirty trading days immediately preceding such date, subject to a share cap of 360,769 shares of Common Stock (the “Share Cap”), representing 19.99% of the total issued and outstanding shares of Common Stock as of November 25, 2022
Trading price per share	$ 44.00
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Estimated restructuring plan cost			$ 750,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Estimated restructuring plan cost			$ 800,000
Lease Agreement [Member] | Mountain View Office Park [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Term of lease description				The lease is estimated to commence on January 1, 2023 and expire on December 31, 2025, with an option to renew for one additional three-year term. Estimated future commitments for fixed rental payments total $0.3 million.
Additional term of lease description				The lease is estimated to commence on January 1, 2023 and expire on December 31, 2025, with an option to renew for one additional three-year term
Fixed rent payment				$ 300,000